FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) $ / shares in Units, $ in Thousands	12 Months Ended	24 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares $ / barrel	Dec. 31, 2016 USD ($)
Mark-to-market swaps valuation:
Investment in affiliates	$ 571,782	$ 703,225	$ 648,780
Energy Related Derivative
Mark-to-market swaps valuation:
Derivative, floor price (in usd/barrel) | $ / barrel		60.00
Equity Swap
Mark-to-market swaps valuation:
Shares acquired by counterparty (in shares) | shares	3,000,000
Shares acquired by counterparty, per share price (in dollars per share) | $ / shares	$ 45.01	$ 45.01
Loss on derivative	$ 30,700
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging
Mark-to-market swaps valuation:
Notional value	$ 950,000	$ 1,250,000
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Minimum
Mark-to-market swaps valuation:
Fixed interest rate	1.23%	1.13%
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Maximum
Mark-to-market swaps valuation:
Fixed interest rate	1.94%	1.94%
Golar Partners
Mark-to-market swaps valuation:
Forward contract to purchase shares (in shares) | shares	107,000
Forward contract to purchase shares, average price per share (in dollars per share) | $ / shares	$ 20.53